Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41247
Entity Registrant Name	Satellogic Inc.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Ruta 8 Km 17,500, Edificio 300Oficina 324 Zonamérica
Entity Address, City or Town	Montevideo,
Entity Address, Postal Zip Code	91600,
Entity Address, Country	UY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001874315
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Amendment Flag	false
Document Financial Statement Error Correction [Flag]	false
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	SATL
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	76,721,343
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	SATLW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	49,184,868
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	13,582,642
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	210 Delburg Street
Entity Address, City or Town	Davidson
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28036
Contact Personnel Name	Rick Dunn
City Area Code	704
Local Phone Number	894-4482